Operating Lease Right-Of-Use Assets (Details) - Schedule of consolidated balance sheets of our right of use asserts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
Assets:
Operating lease assets	$ 86	$ 331
Liabilities:
Current operating lease liabilities	98	109	$ 82
Non-current operating lease liabilities	9	267
Total	$ 107	$ 376